SCHEDULE OF GOODWILL (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Goodwill	$ 6,531,346
Tickeri [Member]
Goodwill	3,353,392
Monster Creative [Member]
Goodwill	$ 3,177,954